Segment Information (Details) - Schedule of Long-Lived Assets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Revenues from External Customers and Long-Lived Assets [Line Items]
Long lived assets, net	$ 19,689,987	$ 8,844,232
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long lived assets, net	19,334,231	8,401,351
Canada [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long lived assets, net	$ 355,756	$ 442,881